Commitments and Contingencies - Schedule of Estimated Minimum Lease Payments (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
2017	$ 1,605	$ 6,421
2018	6,688	6,688
2019	6,688	6,688
2020	7,014	7,014
2021	7,027	7,027
Thereafter	703,516	703,516
Total minimum lease payments	$ 732,538	$ 737,354